CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (633,441)	$ (20,894)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation on plant and equipment	6,781	29,157
Impairment loss on accounts receivable	126	0
Changes in operating assets and liabilities:
Accounts receivable	75,698	(11,687)
Deposits, prepayment and other receivable	674	11,816
Accounts payable	221	(60,551)
Accrued liabilities and other payables	(43,152)	(46,054)
Accrued compensation payable to officers and directors	0	(155,146)
Contract liability	0	(315,011)
Net cash used in operating activities	(593,093)	(568,370)
Cash flows from investing activity:
Purchase of plant and equipment	(962)	0
Net cash used in investing activity	(962)	0
Cash flows from financing activities:
Proceeds from (repayment to) a director	8,177	130,137
Proceeds from related parties	409,489	475,381
Net cash provided by financing activities	417,666	605,518
Effect of exchange rate on changes in cash	147,135	(20,480)
Net change in cash	(29,254)	16,668
CASH, BEGINNING OF YEAR	33,248	16,580
CASH, END OF YEAR	3,994	33,248
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for tax	0	21
Cash paid for interest	$ 0	$ 0